Inventories	6 Months Ended
Apr. 30, 2025
Inventories [Abstract]
Inventories
4.	Inventories

Inventories consisted of the following:

	April 30, 2025	October 31, 2024
Raw material	$1,556,842	$1,568,246
Finished goods	1,971,495	1,065,369
Total inventories	$3,528,337	$2,633,615

The allowance for obsolete and expired inventories were nil and nil for the six months ended April 30, 2025 and 2024, respectively.